Segmental information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Summary of segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate

	Year Ended December 31, 2020
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	234,991	105,892	34,407	375,290	29,634	404,924
Segment Adjusted EBITDA	118,676	26,759	(16,373)	129,062	(1,383)	127,679
Amortization of sport rights	(10,933)	(45,413)	(24,262)	(80,608)	—	(80,608)

	Year Ended December 31, 2021
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	309,357	140,162	71,700	521,219	39,983	561,202
Segment Adjusted EBITDA	176,987	39,246	(22,625)	193,608	(5,746)	187,862
Amortization of sport rights	(16,101)	(56,266)	(21,946)	(94,312)	—	(94,312)

	Year Ended December 31, 2022
		RoW		Total
	RoW	Betting	United	reportable	All other
in €‘000	Betting	AV	States	segments	segments	Total
Segment revenue	389,092	160,522	127,442	677,056	53,132	730,188
Segment Adjusted EBITDA	182,439	46,494	(4,141)	224,792	(13,348)	211,444
Amortization of sport rights	(40,093)	(66,402)	(33,705)	(140,200)	—	(140,200)

Summary of reconciliations of information on reportable segments to the amounts reported in the financial statements

	Years Ended December 31,
in €‘000	2020	2021	2022
Segment Adjusted EBITDA	127,679	187,862	211,444
Unallocated corporate expenses(1)	(50,811)	(85,849)	(85,598)
Share based compensation	(2,327)	(15,431)	(28,637)
Foreign currency gains, net	13,806	5,437	26,690
Litigation and settlement costs	—	—	(19,045)
Management restructuring costs	—	—	(5,528)
Professional fees for SOX and ERP implementations	—	—	(4,298)
One time charitable donation for Ukrainian relief activities	—	—	(146)
Finance income	8,517	5,297	5,250
Finance costs	(16,658)	(32,540)	(41,447)
Impairment of intangibles assets	(26,184)	—	—
Depreciation and amortization	(106,229)	(129,375)	(184,813)
Amortization of sport rights	80,608	94,312	140,200
Remeasurement of previously held equity-accounted investee	—	—	7,698
Share in loss of equity-accounted investee(2)	—	—	(3,985)
Impairment of equity-accounted investee	(4,578)	—	—
Impairment (loss) income on other financial assets	(1,698)	(5,889)	5
Net income before tax	22,125	23,824	17,790
1)	Unallocated corporate expenses primarily consist of salaries and wages for management, legal, human resources, finance, office, technology and other costs not allocated to the segments.
2)	Represents non-cash losses unrelated to our core businesses and which we do not consider indicative of our ongoing operations because the equity-accounted investee, SportTech AG, operates on a business-to-consumer model as opposed to our core businesses that operate on a business-to-business model.

Summary of revenue based on the geographic location of customers and assets

Revenue	Years Ended December 31,
in €‘000	2020	2021	2022
US	30,619	67,093	123,677
Malta	52,674	70,529	95,696
United Kingdom	58,387	68,688	78,472
Switzerland	5,013	7,397	10,822
Other countries*)	258,231	347,495	421,521
Total	404,924	561,202	730,188
*)	No individual country represented more than 10% of the total.

Non-current assets	December 31,
in €‘000	2021	2022
Switzerland	515,060	499,715
Germany	62,822	61,051
United States	235,935	240,635
Other countries*)	76,933	152,132
Total	890,750	953,533
*)	No individual country represented more than 10% of the total.